Acquisition (Details)			6 Months Ended	12 Months Ended
	Jan. 25, 2023 USD ($)	Jan. 25, 2023 CNY (¥)	Mar. 31, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jan. 25, 2023 CNY (¥)
Acquisition [Line Items]
Assets	$ 8,748,288
Cash	667,840	¥ 5,000,000
Consideration amount	$ 8,080,448	¥ 54,400,000
Estimated useful life			5 years
Carrying amount of goodwill			$ 1,730,582	$ 3,057,943
Jiangsu New Energy [Member]
Acquisition [Line Items]
Assets | ¥					¥ 59,400,000
Changzhou Sixun Technology Co., Ltd.[Member]
Acquisition [Line Items]
Equity interests percentage	100.00%				100.00%
Goodwill impairment loss			$ 1,362,044	$ 1,792,392
Changzhou Higgs Intelligent Technologies Co., Ltd [Member]
Acquisition [Line Items]
Equity interests percentage	60.00%				60.00%